CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash flows from operating activities:
Net income		¥ 106,315	¥ 75,725	¥ 601,694
Less: Net income (loss) attributable to noncontrolling interests		(43,880)	(8,746)	24,086
Net income attributable to MHFG shareholders		150,195	84,471	577,608
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		243,724	355,164	179,158
Provision (credit) for loan losses		156,200	32,459	(126,362)
Investment losses (gains)—net		526,359	159,789	(297,157)
Equity in losses (earnings) of equity method investees—net	[1]	(34,012)	(29,172)	(24,342)
Foreign exchange losses (gains)—net		(139,900)	155,104	(251,613)
Deferred income tax expense (benefit)		(101,941)	(157,231)	60,011
Net change in trading account assets		(7,460,802)	2,776,764	992,084
Net change in trading account liabilities		2,599,090	(2,979,299)	(518,339)
Net change in loans held for sale		(60,189)	26,659	(54,530)
Net change in accrued income		14,060	(44,519)	(31,842)
Net change in accrued expenses		(24,345)	45,653	16,517
Other—net		90,489	235,177	(682,269)
Net cash used in operating activities		(4,041,072)	661,019	(161,076)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities	[2]	21,153,866	21,132,162	32,908,551
Proceeds from sales of Equity securities	[3]	3,123,341	3,973,437
Proceeds from maturities of Available-for-sale securities	[2]	15,350,105	15,673,340	13,819,828
Proceeds from maturities of Held-to-maturity securities		731,686	939,397	1,261,607
Purchases of Available-for-sale securities	[2]	(37,445,206)	(34,327,798)	(49,722,644)
Purchases of Held-to-maturity securities			(2,042)	(2,982)
Purchases of Equity securities	[3]	(2,900,020)	(3,429,923)
Proceeds from sales of loans		1,729,513	1,184,160	296,260
Net change in loans		(7,512,885)	(3,852,757)	(1,971,210)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		(5,812,860)	(2,971,007)	54,786
Proceeds from sales of premises and equipment		16,825	7,812	22,302
Purchases of premises and equipment		(243,022)	(157,714)	(292,201)
Proceeds from sales of investments in subsidiaries (affecting the scope of consolidation)		1,068	220	948
Cash outflow from deconsolidation of a subsidiary			(4,943,059)
Net cash provided by (used in) investing activities		(11,807,589)	(6,773,772)	(3,624,755)
Cash flows from financing activities:
Net change in deposits		7,920,701	3,065,826	6,083,800
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions		2,754,646	1,703,606	(67,508)
Net change in due to trust accounts		(62,610)	(59,373)	(130,544)
Net change in other short-term borrowings		2,936,677	270,560	257,774
Proceeds from issuance of long-term debt		2,303,803	1,659,412	1,956,007
Repayment of long-term debt		(3,273,353)	(3,241,799)	(3,310,804)
Proceeds from noncontrolling interests		131,795	219,187	76,894
Payments to noncontrolling interests		(148,673)	(579)	(12,949)
Proceeds from issuance of common stock			3	3
Proceeds from sales of treasury stock		1,517	953	1
Purchases of treasury stock		(1,441)	(2,124)	(1,611)
Dividends paid		(190,386)	(190,413)	(190,382)
Dividends paid to noncontrolling interests		(15,722)	(16,874)	(8,054)
Net cash provided by financing activities		12,356,954	3,408,385	4,652,627
Effect of exchange rate changes on cash and cash equivalents		(229,918)	206,186	(282,846)
Net increase (decrease) in cash and cash equivalents		(3,721,625)	(2,498,182)	583,950
Cash and cash equivalents at beginning of period		45,672,739	48,170,921	47,586,971
Cash and cash equivalents at end of period		41,951,114	45,672,739	48,170,921
Supplemental disclosure of cash flow information:
Interest paid		1,321,358	1,268,412	818,593
Income taxes paid		97,630	175,615	172,891
Noncash investing activities:
Transfer of loans into loans held-for-sale		¥ 29,953	2,728	¥ 35,166
Deconsolidation of Trust & Custody Services Bank, Ltd.:
Decrease in total assets			8,990,604
of which Cash and cash equivalents			4,943,059
Decrease in total liabilities			8,958,535
of which Due to trust accounts			3,620,825
Noncash assets acquired at fair value in an equity method investee	[4]		¥ 25,311

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Proceeds from sales and maturities of Available-for-sale securities as well as Purchases of Available-for-sale securities include cash activity related to Other investments for the fiscal year ended March 31, 2018, the amounts of which are not significant.
[3]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments for the fiscal years ended March 31, 2019 and 2020, the amounts of which are not significant.
[4]	Noncash assets acquired at fair value in an equity method investee was from deconsolidation of Trust & Custody Services Bank, Ltd.